Non-controlling Interest (Details)	12 Months Ended
	Mar. 31, 2019 USD ($) shares	Mar. 31, 2019 CNY (¥) shares	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2019 CNY (¥)
Non-controlling Interest
Net loss attributable to Ruhnn Holding Limited-basic and diluted	$ (10,914,030)	¥ (73,246,238)	¥ (104,005,422)	¥ (55,383,671)
Transfers from the non-controlling interest
Increase in Ruhnn's paid-in-capital for purchase shares		(9,094,261)	(3,113,100)
Change from net income attributable to Ruhnn and transfers from non-controlling interest		(82,340,499)	(107,118,522)
Distribution payable		17,150,000		13,720,000
Distributed dividend paid	2,538,288	17,034,957		¥ 13,720,000
Dividend payable	$ 17,142				¥ 115,043
Wunai Yidui
Transfers from the non-controlling interest
Distribution payable		17,150,000
Distributed dividend paid		17,034,957
Dividend payable					115,043
Acquisition of non-controlling interest in Hangzhou Dayi
Transfers from the non-controlling interest
Fair value of shares issued for acquisition of non controlling interest					656,000,000
Fair value of shares issued for acquisition of exclusive cooperation rights					¥ 103,000,000
Loss resulted in the acquisition of non-controlling interest		¥ 665,094,261
Acquisition of non-controlling interest in Hangzhou Dayi | Zhang Yi
Transfers from the non-controlling interest
Number of shares issued | shares	44,165,899	44,165,899
Percentage of non-controlling interest acquired	49.00%				49.00%
Minimum number of years after the completion of the IPO before the expiry of exclusive cooperation rights	5 years	5 years
Percentage of beneficial interest to be held to transfer cooperation rights	5.00%	5.00%
Acquisition of non-controlling interest in Hangzhou Dayi | Hangzhou Dayi
Transfers from the non-controlling interest
Carrying value of non-controlling interest		¥ 9,094,261
Shanghai Yitong E-commerce Co. Ltd ("Yitong")
Transfers from the non-controlling interest
Increase in Ruhnn's paid-in-capital for purchase shares			(3,019,412)
Hanli
Transfers from the non-controlling interest
Increase in Ruhnn's paid-in-capital for purchase shares			¥ (93,688)
Hangzhou Dayi
Transfers from the non-controlling interest
Increase in Ruhnn's paid-in-capital for purchase shares		¥ (9,094,261)
Exclusive cooperation rights
Transfers from the non-controlling interest
Minimum number of years after the completion of the IPO before the expiry of exclusive cooperation rights	5 years	5 years
Percentage of beneficial interest to be held to transfer cooperation rights	5.00%	5.00%
Estimated economic useful lives (in years)	5 years	5 years